Operational Leases	12 Months Ended
Dec. 31, 2018
Operational Leases
Operational Leases

21. Operational Leases

Since 2012, the Company is domiciled in Leiden, the Netherlands, where it currently has entered into rental agreements for laboratory space and offices and since late 2018 in Cambridge, Massachusetts, USA.

We lease facilities of approximately 2,960 square meters in total, located at Zernikedreef in Leiden, the Netherlands, where our headquarters and our laboratories are located. The lease for this facility terminates on December 31, 2020, and subject to the provisions of the lease, may then be renewed for subsequent 5 year terms. In May 2018, we entered into an agreement to lease additional office space in the US, at CIC Cambridge. Per January 2019, we rent an office of approximately 60 square meters, located at 245 Main Street, Cambridge, MA 02142. We believe that our existing facilities are adequate to meet current needs and that suitable alternative spaces will be available in the future on commercially reasonable terms.

The lease expenditure charged to the income statement in 2018 amounts to € 1,813,000  (2017: € 2,103,000,  2016: € 1,849,000). The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
	(€ in thousands)
Less than 1 year	1,233	1,607	1,775
Between 1 and 5 years	1,233	3,312	5,508
More than 5 years	—	—	—
Total	2,466	4,919	7,283

The Company leased out a part of its office in the U.S. and the Netherlands during 2017 and early 2018. In 2018, total sublease income amounted to €174,000   (2017: € 625,000,  2016:  €196,000), which is recorded in other income. At 31 December, the future minimum lease payments under non-cancellable leases are receivable as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
	(€ in thousands)
Less than 1 year		174	463
Between 1 and 5 years	—	—	—
More than 5 years	—	—	—
Total	—	174	463